BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 10,314	$ 1,987	$ 3,413
Accounts receivable, net of allowance for doubtful accounts	15,000
Prepaid and other current assets		3,750	3,840
Total current assets	25,314	5,737	7,253
NONCURRENT ASSETS
Property and equipment, net	1,730	367	1,047
Intangibles, net	1,548,748	1,549,497	1,550,996
TOTAL ASSETS	1,575,792	1,555,601	1,559,296
CURRENT LIABILITIES
Working capital funding loans	15,482	15,982	165,896
Credit cards payable	10,037	5,083
Accounts payable and accrued expenses	211,601	160,068	173,941
Accrued payroll, taxes and penalties	303,622	294,242	233,898
Accrued interest payable - related party	175,000	150,000	100,000
Convertible note payable, net of discount	628,450	546,010	209,671
Related party advances	12,295	93,394	295,669
Total current liabilities	1,356,487	1,264,779	1,179,075
NON-CURRENT LIABILITIES
Related-party notes payable (Note 5)	1,000,000	1,000,000	1,000,000
Total non-current liabilities	1,000,000	1,000,000	1,000,000
TOTAL LIABILITIES	2,356,487	2,264,779	2,179,075
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ DEFICIT
Common stock, $0.001 par value; 50,000,000 shares authorized issued and outstanding were 15,306,108 and 13,539,544, respectively	17,784	15,306	13,539
Stock Subscription			(32,720)
Additional paid-in capital	7,689,862	7,460,215	7,030,034
Accumulated deficit	(8,939,601)	(8,635,959)	(8,081,892)
Total stockholders’ deficit	(780,695)	(709,178)	(619,779)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,575,792	1,555,601	1,559,296
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	1,000	1,000	1,000
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock value	$ 450,260	$ 450,260	$ 450,260